Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	18,964	18,975	$ 26,013
Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	14,145	14,421
Mortgages | FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying value	12,060	11,952
Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	40,455	36,832
Loans | FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying value	38,492	35,256
Loans | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	38,492	35,256
Loans | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Loans | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	36,448	33,217
Loans | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,044	2,039
Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	54,600	51,253
Total mortgages and loans | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	50,552	47,208
Total mortgages and loans | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Total mortgages and loans | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	48,496	45,154
Total mortgages and loans | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,056	2,054
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,558	2,819
Retail | Mortgages | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,536	2,779
Retail | Mortgages | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Retail | Mortgages | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,524	2,764
Retail | Mortgages | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	12	15
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,754	3,014
Office | Mortgages | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,717	2,958
Office | Mortgages | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Office | Mortgages | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,717	2,958
Office | Mortgages | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,839	5,014
Multi-family residential | Mortgages | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,986	2,915
Multi-family residential | Mortgages | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Multi-family residential | Mortgages | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,986	2,915
Multi-family residential | Mortgages | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,954	2,665
Industrial | Mortgages | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,804	2,482
Industrial | Mortgages | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Industrial | Mortgages | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	2,804	2,482
Industrial | Mortgages | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,040	909
Other | Mortgages | FVTPL | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,017	818
Other | Mortgages | FVTPL | Level 1 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Mortgages | FVTPL | Level 2 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,017	818
Other | Mortgages | FVTPL | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	9,377	9,363
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,023	4,035
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	12,924	12,433
Canada | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	22,301	21,796
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,376	1,455
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,500	1,603
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	3,838	3,869
Canada | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,839	1,669
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	824	767
U.S. | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,609	5,029
U.S. | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	17,086	15,468
U.S. | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	21,695	20,497
U.S. | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,182	1,364
U.S. | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,254	1,411
U.S. | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,001	1,145
U.S. | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	1,115	996
U.S. | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	57	113
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	159	29
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,089	3,979
United Kingdom | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	4,248	4,008
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	159	29
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	6,356	4,952
Other | Total mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Carrying value	6,356	4,952
Other | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Industrial | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	0	0
Other | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0	$ 0